Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
19. Commitments and Contingencies
Legal
The Company is subject to various claims, tax assessments, lawsuits, and proceedings that arise in the ordinary course of business relating to the delivery of our services and the effectiveness of our technologies. The damages claimed in these matters are or may be substantial. Accruals for any exposures, and related insurance or other receivables, when applicable, are included on the Condensed Consolidated Balance Sheets and have been recognized in Selling, general and administrative expenses in the Condensed Consolidated Statements of Comprehensive Income (Loss) to the extent that losses are deemed probable and are reasonably estimable. These amounts are adjusted from time to time as developments warrant. Management believes that the reserves established are appropriate based on the facts currently known. The reserves recorded at March 31, 2023 and December 31, 2022 were not significant.
Guarantees and Indemnifications
The Company provides a variety of service performance guarantees and indemnifications to its clients. The maximum potential amount of future payments represents the notional amounts that could become payable under the guarantees and indemnifications if there were a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions or other methods. These notional amounts may bear no relationship to the future payments that may be made, if any, for these guarantees and indemnifications.
To date, the Company has not been required to make any payment under any client arrangement as described above. The Company has assessed the current status of performance risk related to the client arrangements with performance guarantees and believes that any potential payments would be immaterial to the Condensed Consolidated Financial Statements.
Purchase Obligations
The Company’s expected cash outflow for
non-cancellable
purchase obligations related to purchases of information technology assets and services is $17 million, $27 million, $9 million, $4 million, and $3 million, for the remainder of 2023 and the years ended 2024, 2025, 2026, 2027 and thereafter, respectively.
Service Obligations
On September 1, 2018, the Company executed an agreement to form a strategic partnership with Wipro, a leading global information technology, consulting and business process services company.
The Company’s expected cash outflow for
non-cancellable
service obligations related to our strategic partnership with Wipro is $111 million, $154 million, $162 million, $170 million and $332 million for the remainder of 2023 and the years ended 2024, 2025, 2026, 2027 and thereafter, respectively.
The Company may terminate its arrangement with Wipro for cause or for the Company’s convenience. In the case of a termination for convenience, the Company would be required to pay a termination fee, including certain of Wipro’s unamortized costs, plus 25% of any remaining portion of the minimum level of services the Company agreed to purchase from Wipro over the course of 10 years.

20. Commitments and Contingencies
Legal
The Company is subject to various claims, tax assessments, lawsuits, and proceedings that arise in the ordinary course of business relating to the delivery of our services and the effectiveness of our technologies. The damages claimed in these matters are or may be substantial. Accruals for any exposures, and related insurance or other receivables, when applicable, are included on the Consolidated Balance Sheets and have been recognized in Selling, general and administrative expenses in the Consolidated Statements of Comprehensive Income (Loss) to the extent that losses are deemed probable and are reasonably estimable. These amounts are adjusted from time to time as developments warrant. Management believes that the reserves established are appropriate based on the facts currently known. The reserves recorded at December 31, 2022 and December 31, 2021 were not material.
Guarantees and Indemnifications
The Company provides a variety of service performance guarantees and indemnifications to its clients. The maximum potential amount of future payments represents the notional amounts that could become payable under the guarantees and indemnifications if there were a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions or other methods. These notional amounts may bear no relationship to the future payments that may be made, if any, for these guarantees and indemnifications.
To date, the Company has not been required to make any payment under any client arrangement as described above. The Company has assessed the current status of performance risk related to the client arrangements with performance guarantees and believes that any potential payments would be immaterial to the Consolidated Financial Statements.
Purchase Obligations
The Company’s expected cash outflow for
non-cancellable
purchase obligations related to purchases of information technology assets and services is $26 million, $27 million, $9 million, $4 million and $3 million, for the years ended 2023, 2024, 2025, 2026, and thereafter, respectively.
Service Obligations
On September 1, 2018, the Company executed an agreement to form a strategic partnership with Wipro, a leading global information technology, consulting and business process services company.
The Company’s expected cash outflow for
non-cancellable
service obligations related to our strategic partnership with Wipro is $147 million, $154 million, $162 million, $170 million and $332 million for the years ended 2023, 2024, 2025, 2026 and thereafter, respectively.

The Company may terminate its arrangement with Wipro for cause or for the Company’s convenience. In the case of a termination for convenience, the Company would be required to pay a termination fee, including certain of Wipro’s unamortized costs, plus 25% of any remaining portion of the minimum level of services the Company agreed to purchase from Wipro over the course of 10 years.